CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2021
CASH AND CASH EQUIVALENTS
Schedule of cash and cash equivalents

	December 31	December 31
($ millions)	2021	2020
Cash	1 971	1 523
Cash equivalents	234	362
	2 205	1 885